CRITICAL ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS (Details Narrative) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Critical Accounting Judgments Estimates And Assumptions
Carrying value of exploration and evaluation assets	$ 31,823,982	$ 3,099,926